Consolidated Balance Sheets (Parenthetical) (10-K) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares, issued	20,000	20,000	20,000
Common stock, shares, outstanding	20,000	20,000	20,000